RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 10.2	$ 9.9	$ 9.1
Share-based compensation	4.1	5.4	5.9
Other long-term benefits	1.3	1.2	8.5
Total compensation	15.6	16.5	23.5
Purchases and rent charges included in purchase of goods and services	7.0	0.0	0.0
Sales to an affiliated corporation	3.8	2.8
Amount received included as reduction in employee costs	2.4	2.4	2.2
Management fees	2.2	2.5	2.7
Non-capital losses	59.0	54.2	0.0
Cash consideration	$ 14.9	$ 13.9	$ 0.0